Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2019
Long-Term Debt [Abstract]
Debt Disclosure
Facility	June 30, 2019	December 31, 2018
(a) Credit Facilities	⸺	62,500
(b) Term Bank Loans	1,542,660	1,544,622

Total	1,542,660	1,607,122
Less deferred finance costs, net	(10,690)	(11,521)
Total long-term debt	1,531,970	1,595,601
Less current portion of debt	(196,644)	(163,870)
Add deferred finance costs, current portion	3,879	3,286

Total long-term portion, net of current portion and deferred finance costs	1,339,205	1,435,017

Schedule of Weighted-Average Interest Rate
Three months ended June 30, 2019	4.61%
Three months ended June 30, 2018	4.25%
Six months ended June 30, 2019	4.68%
Six months ended June 30, 2018	4.00%

Debt Principal Payments
Period/Year	Amount
July to December 2019	115,358
2020	197,915
2021	241,013
2022	180,146
2023	337,143
2024 and thereafter	471,085

1,542,660